Fair Value Measurement	12 Months Ended
Mar. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurement
7 FAIR VALUE MEASUREMENT
As of March 31, 2019 and 2020, the Group’s assets and liabilities that are measured or disclosed at fair value on a recurring basis in period
s
 subsequent to their initial recognition is as follows:

		Fair value measurement at reporting date using
Description	Fair value as of March 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	212,000	—	212,000	—
Available-for-sale debt securities	72,459	—	—	72,459

Total assets	284,459	—	212,000	72,459

		Fair value measurement at reporting date using
Description	Fair value as of March 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	238,000	—	238,000	—
Available-for-sale debt securities	102,373	—	—	102,373

Total assets	340,373	—	238,000	102,373

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Group uses to measure the fair value of assets that the Group reports in its Consolidated Balance Sheets at fair value on a recurring basis.

Short-term investments
The Group values its short-term investments held in certain banks or financial institutions using model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.
Available-for-sale debt securities investments
The Group classified its available-for-sale debt securities as Level 3 investment. The roll forward of major Level 3 investments are as following:

	Kuailaimai	iSNOB	Huzan	Others	Total
	RMB	RMB	RMB	RMB	RMB
Fair value of Level 3 investments as at March 31, 2018	15,847	20,768	14,021	—	50,636

Disposal*	—	—	(13,658)	—	(13,658)
Effect of currency translation adjustment	—	1,470	(919)	—	551
The change in fair value of the investments	(1,588)	16,140	20,378	—	34,930

Fair value of Level 3 investments as at March 31, 2019	14,259	38,378	19,822	—	72,459

Addition	—	—	—	15,575	15,575
Impairment (Note 10)	(14,259)	—	—	—	(14,259)
Effect of currency translation adjustment	—	2,004	1,036	—	3,040
The change in fair value of the investments	—	36,459	(9,862)	(1,039)	25,558

Fair value of Level 3 investments as at March 31, 2020	—	76,841	10,996	14,536	102,373

*
It included a reclassification adjustment of RMB9,393, representing the unrealized security holding gains for the disposed portion that were previously recorded as other comprehensive income and was reclassified as the gain from investments included in net loss in connection with the disposal.

The Company determined the fair value of its investments by using market approach or income approach.
As for market approach, the determination of the fair value was based on estimates, judgments and information of other comparable public companies as well as the observable price changes based on the recent transactions of the securities, or similar securities that the Company holds. The significant unobservable inputs adopted in the valuation as of March 31, 2018, 2019 and 2020 are as following:

	For the years ended March 31,
	2018	2019	2020
Lack of marketability discount	30%	30%	30%
Risk-free rate	2.57%-3.74%	2.25%-2.60%	0.3%~2.29%
Expected volatility	40%-43.34%	45%-52.68%	42%~54%
Revenue multiple	2.68	2.80-18.74	5.09~11.18
Net profit multiple	—	21.23	8.95
Significant increases (decreases) in lack of marketability discount in isolation would result in significantly lower (higher) fair value measurement. Significant increases (decreases) in risk-free rate, expected volatility, revenue multiple or net profit multiple in isolation would result in significantly higher (lower) fair value measurement.
For the year ended March 31, 2020, the Group used income approach to determine the fair value of its investment in Huzan as it was transforming its business model and market approach, as used for the year ended March 31, 2019, was no longer applicable. The income approach uses valuation techniques to convert future cash flows to a single present value amount. The measurement is based on the value indicated by current market expectations about those future cash flows. The determination of the fair value required significant judgement by management with respect to the assumptions and estimates for the revenue growth rate, weighted average cost of capital, lack of marketability discounts, expected volatility and probability in equity allocation. The significant unobservable inputs adopted in the valuation as of March 31, 2020 are as following:

Unobservable Inputs
Revenue growth rate	12%~217%
Weighted average cost of capital	20%
Lack of marketability discount	30%
EBIT margin rate	(29.5%)~27.3%

Significant increases (decreases) in lack of marketability discount or weighted average cost of capital in isolation would result in significantly lower (higher) fair value measurement. Significant increases (decreases) in revenue growth rate or EBIT margin rate in isolation would result in significantly higher (lower) fair value measurement.